NOTE 9. INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Schedule Of Components Of Income Tax Expense

Significant components of income tax expense for the six months ended June 30, 2017 and 2016 are as follows

	For the Six Months Ended
	June 30, 2017	June 30, 2016
Current tax expense	$6,839	$—
Deferred tax expense	—	—
Tax expense (benefit)	$6,839	$—